DESCRIPTION OF BUSINESS	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
DESCRIPTION OF BUSINESS
NOTE 1 - DESCRIPTION OF BUSINESS

The Company and Nature of Business

ProText Mobility Inc. (formerly known as EchoMetrix Inc. and SearchHelp, Inc) was incorporated in the State of Delaware on September 5, 2001 and completed its initial public offering on July 23, 2003. During the fiscal year ended December 31, 2008, the Company acquired 100% of the stock of EchoMetrix, Inc, a wholly owned subsidiary, and in May of 2009 the Company filed a Certificate of Ownership and Merger with the state of Delaware pursuant to which EchoMetrix was merged into the Company, and the Company's corporate name was changed from SearchHelp, Inc. to EchoMetrix, Inc. In December of 2010, the Company formed a new Corporation (ProText Mobility, Inc) and filed a Certificate of Ownership and Merger with the state of Delaware pursuant to which the Company’s wholly owned subsidiary, ProText Mobility, Inc., was merged into the Company, and the Company’s name changed from Echo Metrix, Inc. to ProText Mobility, Inc.

Protext Mobility develops innovative products and solutions for the mobile communications market. As disclosed in public filings, the Company has evolved from a software developer for personal computer (“PC”) to products designed for the mobile industry. Our first technology, FamilySafe Parental Controls continues to generate revenue for the Company. Going forward, the Company’s mission is to leverage our core intellectual property; namely, the ability to analyze and contextualize digital data streams and apply the results towards high-growth markets, such as mobile communications and messaging. Our lead offering, SafeText is a premium service for mobile devices that provides parents a solution to help manage their children’s mobile communication activities.

Presentation of Interim Statements
The accompanying unaudited consolidated financial statements have been prepared, in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”) and pursuant to the rules and regulations of the Securities and Exchange Commission (the “SEC”). The accompanying consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries. All intercompany transactions have been eliminated in consolidation. These consolidated financial statements should be read in conjunction with the audited consolidated financial statements and footnotes included in the Company's Annual report, as amended on Form 10-K/A filed on April 11, 2011. The results of the six months ended June 30, 2011 are not necessarily indicative of the results to be expected for the full year ending December 31, 2011.

Going Concern
The accompanying unaudited consolidated financial statements have been prepared assuming that the Company will continue as a going concern. As reflected in the unaudited consolidated financial statements, the Company incurred net losses of approximately $1,956,000 and $2,621,000 for the six months ended June 30, 2011 and 2010, respectively. In addition, the Company had negative working capital of approximately $1,504,000 and an accumulated deficit of approximately $44,917,000 at June 30, 2011. These matters raise substantial doubt about the Company's ability to continue as a going concern. The consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty. Management's efforts have been directed towards the development and implementation of a plan to generate sufficient revenues to cover all of its present and future costs and expenses. This plan is to address mobile messaging market opportunities with novel, comprehensive and robust solutions for the consumer and enterprise market. Overall, we see a unique opportunity to add value to the text messaging market.

Our lead offering, SafeText, is a premium service for mobile devices that provide parents a solution to help manage their children’s mobile communications activities. SafeText is offered in two configurations; a device-based and a network-based solution as more fully described in Management's Discussion and Analysis of Financial Condition and Results of Operations. If the Company does not generate sufficient revenues from the sales of its products in an amount necessary to meet its cash needs, the Company will need additional financing to continue to operate. There are no assurances that the Company can continue to successfully raise additional financing. As the Company increases sales from its products and services, the Company expects to have cash flows from operations. For the six months ended June 30, 2011, the Company raised through private placements of common stock and warrants and issuance of debt of approximately $508,000. In addition an approximate total of $1,241,000 of the bridge notes payable and accrued interest have been converted into common stock for the six months ended June 30, 2011.

The accompanying unaudited consolidated financial statements have been prepared, in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”) and pursuant to the rules and regulations of the Securities and Exchange Commission (the “SEC”). The accompanying consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries. All intercompany transactions have been eliminated in consolidation. These consolidated financial statements should be read in conjunction with the audited consolidated financial statements and footnotes included in the Company's Annual report, as amended on Form 10-K/A filed on April 11, 2011. The results of the six months ended June 30, 2011 are not necessarily indicative of the results to be expected for the full year ending December 31, 2011.

NOTE 1 - DESCRIPTION OF BUSINESS AND GOING CONCERN

ProText Mobility Inc. (formerly known as EchoMetrix Inc. and SearchHelp, Inc) was incorporated in the State of Delaware on September 5, 2001 and completed its initial public offering on July 23, 2003. During the fiscal year ended December 31, 2008, the Company acquired 100% of the stock of EchoMetrix, Inc, a wholly owned subsidiary, and in May of 2009 the Company filed a Certificate of Ownership and Merger with the state of Delaware pursuant to which EchoMetrix was merged into the Company, and the Company's corporate name was changed from SearchHelp, Inc. to EchoMetrix, Inc. In December of 2010, the Company formed a new Corporation (ProText Mobility, Inc) and filed a Certificate of Ownership and Merger with the state of Delaware pursuant to which the Company’s wholly owned subsidiary, ProText Mobility, Inc., was merged into the Company, and the Company’s name changed from Echo Metrix, Inc. to ProText Mobility, Inc.

Protext Mobility develops innovative products and solutions for the mobile communications market. As disclosed in public filings, the Company has evolved from a software developer for personal computer (“PC”) to products designed for the mobile industry. Our first technology, FamilySafe Parental Controls continues to generate revenue for the Company. Going forward, the Company’s mission is to leverage our core intellectual property; namely, the ability to analyze and contextualize digital data streams and apply the results towards high-growth markets, such as mobile communications and messaging. Our lead offering, SafeText is a premium service for mobile devices that provides parents a solution to help manage their children’s mobile communication activities.

The accompanying consolidated financial statements have been prepared assuming that the Company will continue as a going concern.  As reflected in the consolidated financial statements, the Company incurred net losses of approximately $5,679,000 and $4,481,000 for the years ended December 31, 2010 and 2009, respectively.  In addition, the Company had negative working capital of approximately $1,916,000 and an accumulated deficit of approximately $42,727,000 at December 31, 2010.

These circumstances raise substantial doubt about the Company's ability to continue as a going concern.  The consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty.  Management's efforts have been directed towards the development and implementation of a plan to generate sufficient revenues to cover all of its present and future costs and expenses. This plan is to address mobile messaging market opportunities with novel, comprehensive and robust solutions for the consumer and enterprise market. Overall, we see a unique opportunity to add value to the underserved “trillion” text messaging market.

Our lead offering, SafeText, is a premium service for mobile devices that provide parents a solution to help manage their children’s mobile communications activities. SafeText is offered in two configurations; a device-based and a network-based solution as more fully described in Part I, Business Strategy and Products.

If the Company does not generate sufficient revenues from the sales of its products in an amount necessary to meet its cash needs, the Company will need additional financing to continue to operate. There are no assurances that the Company can continue to successfully raise additional financing.  As the Company increases sales from its products and services, the Company expects to increase cash flows from operations. The Company has been successful in raising financing from equity and debt transactions. For the fiscal year ended December 31, 2010, the Company raised approximately $3,304,000 from the sale of preferred stock ($2,650,000), exercise of options ($9,000) and private placement of common stock and warrants and issuance of debt ($645,000). During the fiscal year ended December 31, 2009, the Company raised approximately $3,600,000 from the sale of preferred stock ($2,000,000), and private placement of common stock and warrants, and issuance of debt ($1,600,000). In addition an approximate total of $120,000 and $93,000 of the 10% short term promissory notes have been converted into common stock for the fiscal years ended December 31, 2010 and 2009, respectively. For the fiscal years ended December 31, 2010 and 2009, approximately $376,000 and $350,000, respectively of the bridge notes payable have been converted into common stock.

The accompanying consolidated financial statements have been prepared, in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”) and pursuant to the rules and regulations of the Securities and Exchange Commission (the “SEC”).  The accompanying consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries. All intercompany transactions have been eliminated in consolidation.